Non-Recurring Item	9 Months Ended
Sep. 30, 2021
Non Recurring Item [Abstract]
Non-Recurring Item

NOTE 4 — Non-Recurring Item

As a result of the Corona 19 Virus pandemic, Mikabwas able to obtain Paycheck Protection Program loans described in the CARES Act in the amount of $351,370 for payroll and other expense reimbursement in 2021 and 2020. Both loans were completely forgiven in 2021. As a result, the full amounts are shown as non-recurring income for expense reimbursement on the Statements of Income and Retained Earnings.